REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,308	$ 190	¥ 1,366
Long-term contract liabilities	828	$ 120	785
Total contract liabilities	¥ 2,136		¥ 2,151